SCHEDULE OF DISAGGREGATES REVENUES (Details) - White River Holdings Corp [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,046,559	$ 2,373,482
Other Income [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,704	10,905
Oil and Gas [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,038,855	$ 2,362,577